ACQUISITION OF WILD STREAK LLC - Revenue, Net Profit, Pro-forma revenue and pro-forma net profit (loss) (Details) - EUR (€) € in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
ACQUISITION OF WILD STREAK LLC
Pro forma revenue		€ 59,328
Pro forma net loss		(6,983)
Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Revenue of acquiree since acquisition date	€ 2,060
Profit (loss) of acquiree since acquisition date	€ 1,090
Pro forma revenue		3,070
Pro forma net loss		€ 1,619